CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Interest Income:
Loans	$ 4,803	€ 4,303	€ 4,545	€ 4,966
Securities available-for-sale	398	357	364	650
Securities held-to-maturity	218	195	88	58
Trading assets	74	66	124	184
Securities purchased under agreements to resell	18	16	6	19
Interest-bearing deposits with banks	15	13	19	30
Other	25	22	31	27
Total interest income	5,551	4,972	5,177	5,934
Interest Expense:
Deposits	(1,979)	(1,773)	(2,004)	(2,517)
Securities sold under agreements to repurchase	(108)	(97)	(58)	(60)
Other borrowed funds	(98)	(88)	(105)	(71)
Long-term debt	(143)	(128)	(55)	(81)
Other	(63)	(56)	(11)	(5)
Total interest expense	(2,391)	(2,142)	(2,233)	(2,734)
Net interest income before provision for loan losses	3,160	2,830	2,944	3,200
Provision for loan losses	(2,424)	(2,172)	(969)	(2,322)
Net interest income after provision for loan losses	736	658	1,975	878
Non-interest income /(loss):
Credit card fees	236	211	207	228
Service charges on deposit accounts	98	88	102	97
Other fees and commissions	542	486	493	456
Net trading loss	(1,524)	(1,365)	297	(1,366)
Equity in earnings of investees and realized gains/(losses) on disposal of equity method	9	8	6	15
Other non-interest income	771	691	804	917
Total non-interest income / (loss) excluding gains / losses on investment securities	132	119	1,909	347
Net realized gains/(losses) on sales of available-for-sale securities	112	100	250	350
Other-Than-Temporary Impairment (of which NIL was recognized in OCI)	(7)	(6)	(285)	(410)
Net gains / (losses) on available for sale and held to maturitity securities	105	94	(35)	(60)
Total non-interest income / (loss)	237	213	1,874	287
Non-interest expense:
Salaries	(1,141)	(1,022)	(1,159)	(1,176)
Employee benefits	(161)	(144)	(359)	(204)
Voluntary early retirement schemes	0	0	0	0
Occupancy expenses	(71)	(64)	(70)	(83)
Equipment expenses	(68)	(60)	(53)	(59)
Depreciation of premises and equipment	(127)	(114)	(111)	(114)
Amortization of intangible assets	(94)	(84)	(100)	(110)
Impairment of goodwill	65	58	9	123
Deposit insurance premium	(104)	(93)	(87)	(49)
Other non-interest expense	(1,776)	(1,591)	(1,665)	(1,595)
Total non-interest expense	(3,607)	(3,230)	(3,613)	(3,513)
Income / (loss) before income tax	(2,634)	(2,359)	236	(2,348)
Income tax expense	(127)	(114)	(167)	(169)
Net income / (loss)	(2,761)	(2,473)	69	(2,517)
Less: Net income attributable to the non-controlling interest	(4)	(4)	(32)	(20)
NET INCOME / (LOSS) attributable to NBG shareholders	(2,765)	(2,477)	37	(2,537)
Earnings / (loss) per share	(2,761)	(2,473)	69	(2,517)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	267	239	(1,326)	134
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR 133 million in 2012, EUR (4) million in 2013 and EUR (15) million in 2014)	12	11	(6)	596
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR (70) million in 2012, EUR (38) million in 2013 and EUR (28) million in 2014)	(106)	(95)	(212)	(280)
Less: Reclassification adjustment for impairment of available-for-sale securities (net of tax benefit of EUR 61 million in 2012, EUR 49 million in 2013 and EUR 1 million in 2014)	4	4	146	251
Total net (losses)/gains on available-for-sale securities	(90)	(80)	(72)	567
Pension (liability)/asset (net of tax expense/(benefit) of EUR (1) million in 2012,EUR 3 million in 2013 and EUR (6) million in 2014)	(48)	(43)	36	(32)
Total other comprehensive income / (loss), net of tax	129	116	(1,362)	669
Comprehensive loss	(2,632)	(2,357)	(1,293)	(1,848)
Less: Comprehensive income attributable to the non-controlling interest	(15)	(13)	17	(34)
Comprehensive loss attributable to NBG shareholders	$ (2,647)	€ (2,370)	€ (1,276)	€ (1,882)
Earnings / Loss per share
Basic EPS	$ (0.88)	€ (0.79)	€ 0.03	€ (13.36)
Diluted EPS	$ (0.88)	€ (0.79)	€ 0.03	€ (13.36)